ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ORGANIZATION AND NATURE OF BUSINESS [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1. - ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
DSKX	Divine Skin, Inc. (parent of the publicly traded consolidated group)
DSL	DS Laboratories, Inc. (a subsidiary of Divine Skin, Inc.)
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
IFRS	International Financial Reporting Standards
POLARIS	Polaris Labs, Inc. (a subsidiary of Divine Skin, Inc.)
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
SIGMA	Sigma Development and Holding Co. (a subsidiary of Divine Skin, Inc.)
SPA	Security Purchase Agreement
Q212-QTR	Three months ended June 30, 2012
Q211-QTR	Three months ended June 30, 2011
Q212-YTD	Six months ended June 30, 2012
Q211-YTD	Six months ended June 30, 2011
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the "Company", "Divine Skin", "DS Laboratories", "we", "us" or "our") was organized under the laws of the State of Florida in January 2007. Through its predecessors, the Company has been developing and marketing hair care, skin care and personal care products for over fifteen years. The Company has grown steadily over the last few years with a network of top specialty retailers and distributors throughout North America, Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of "Liposome Technology", which acts as a carrier agent, and has been designed to enhance the action of the active ingredients in our products. We currently offer hair care, hair loss, skin care, anti-aging, cellulite and personal care products. These products are within the following product lines:

•	Hair Care
•	Skin Care
•	Personal Care

History of the Company

Divine Skin Inc. (a Florida corporation) was incorporated in January 2007 and capitalized with the assets recovered from a terminated predecessor New York corporation. DS Laboratories, Inc. (a Florida corporation) was also incorporated in January 2007. The companies were founded by common shareholders.

In the first quarter of 2009,

•

the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida corporation) and Sigma Development and Holding Co. (a Florida corporation), both for a nominal amount. DS Laboratories has been idle since its inception in 2007.

•	Sigma was founded as an upscale brand addition to the Company's product portfolio.
•

Polaris Labs, Inc. (a Florida corporation) was founded to distribute versions of the Company's products that, for marketing purposes, are sold through physicians and foreign distributors under the Polaris brand.

The primary operating entity is Divine Skin, Inc. and currently conducts its business under the "DS Laboratories" and "Divine Skin" trade names.

In the fourth quarter of 2009, we completed an agreement with DS Laboratories Brazil, LTDA to distribute our products and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over the life of the agreement.

In the first quarter of 2010, we filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB now OTCQB).

In the first quarter of 2011, we began distribution of Nutra Origin brand nutraceutical products under an exclusive distribution agreement with the manufacturer. Our chairman's father is part owner and COO of the manufacturer of Nutra Origin brand products.

In the third quarter of 2011, the Company finalized discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for 100% ownership in the joint venture, our Brazilian distributor has committed to fully fund the product development and licensing of our products in Brazil. We will remain the license holder once the license is granted and we retain our exclusivity for Brazilian distribution. We expect the licensure process to complete and commence sales in Q3 2012. As of June 30, 2012, the Company had invested $26,000 in this venture which will be repaid by our distributor.

In the fourth quarter of 2011, we completed a SPA raising approximately $1.6 million, net of issuance costs.

In the first quarter of 2012, we organized DS Distribution as a wholly owned subsidiary of Polaris Labs, Inc. DS Distribution was organized to process online orders for certain Polaris products.

In the second quarter of 2012, we engaged in negotiations to license or acquire the Nutra Origin brand. Although the negotiations are not finalized, we anticipate paying $7,000 to $10,000 per month for an exclusive 10 year license to use the Nutra Origin brand. We also acquired the 100% of the Pure Guild brand license (see Note 6).

NOTE 1. - ORGANIZATION AND NATURE OF BUSINESS

Terms and Definitions

AICPA	American Institute of Certified Public Accountants
ASC	Accounting Standards Codification
ASU	Accounting Standards Update
FASB	Financial Accounting Standards Board
FIFO	First-in, First-out
GAAP (US)	Generally Accepted Accounting Principles as applied in the United States
IFRS	International Financial Reporting Standards
PPM	Private Placement Memorandum
SEC	Securities Exchange Commission
SFAS or FAS	Statement of Financial Accounting Standards
SPA	Security Purchase Agreement
Q411-QTR	Three months ended December 31, 2011
Q410-QTR	Three months ended December 31, 2010
Q411-YTD	Year ended December 31, 2011
Q410-YTD	Year ended December 31, 2010
VIE	Variable Interest Entity

Organization and Nature of Business

Divine Skin, Inc. (the "Company", "Divine Skin", "DS Laboratories", "we", "us" or "our") was organized under the laws of the State of Florida in January 2007. Through its predecessors, the Company has been developing and marketing skin care and personal care products for over fifteen years. The Company has grown steadily over the last few years with a network of top specialty retailers and distributors throughout North America, Europe, Asia and South America. Divine Skin researches and develops its own products, which management believes keeps the Company at the forefront of innovation. Management believes the Company is currently a leading innovator of "Liposome Technology", which acts as a carrier agent, and has been designed to enhance the action of active ingredients contained in pharmaceutical and cosmeceutical products. We currently offer skin care, aging, cellulite, hair loss and personal care products. The majority of these products are within the following product lines:

•	Skin Care
•	Hair Loss and Hair Care
•	Health Care

History of the Company

In January 2007, the operations of Divine Skin, Inc. (a New York company), were terminated and its assets were used to capitalize Divine Skin, Inc. (a Florida corporation). In December 2006, DS Laboratories, Inc. (a New York Corporation), was closed and its assets were used to capitalize DS Laboratories, Inc. (a Florida corporation) formed in January 2007, which has been idle since its inception. Divine Skin, Inc. (a Florida corporation) and DS Laboratories, Inc. (a Florida corporation) were related through common shareholders.

In Q1 2009, the Company acquired 100% of the outstanding shares of DS Laboratories, Inc. (a Florida Corporation) and Sigma Development and Holding Co., both for a nominal amount. DS Laboratories has been idle since its inception in 2007. Sigma was founded as an upscale brand addition to the Company's product portfolio. In March 2009, Polaris Labs, Inc. was founded as a wholly owned subsidiary of the Company, to distribute Polaris branded versions of the Company's products that, for marketing purposes, are sold through physicians and foreign distributors. The primary operating entity is Divine Skin, Inc (a Florida corporation). The Company currently conducts business under the "Divine Skin" and "DS Laboratories" trade names.

In Q4 2009, the Company completed an agreement covering the exclusive distribution of its product and additional future products specifically tailored for the Brazilian market. The costs associated with procuring this agreement have been capitalized and are amortized over the life of the agreement.

In Q1 2010, the Company filed an S-1 Selling Shareholder Registration Statement with the SEC which was declared effective by the SEC and obtained its trading symbol (DSKX) permitting the quotation of its shares of common stock on the Over the Counter Bulletin Board (OTCBB).

In Q1 2011, the Company began distribution of nutraceutical products produced by NutraOrigin under an exclusive distribution agreement. As of December 31, 2011, the Company has not made or is required to make any investment in this venture. NutraOrigin is owned by our Chairman's father.

In Q3 2011, the Company finalized discussions with DS Laboratories Brazil, LTDA, to modify its joint venture distribution agreement. In exchange for 100% ownership in the joint venture, our Brazilian distributor has committed to fully fund the product development and licensing of our products in Brazil. The Company retains its exclusivity for Brazilian distribution and expects to complete the licensure process and commence sales in Q2 2012. As of December 31, 2011, the Company has invested $26,000 in this venture.

In Q4 2011 the Company completed a SPA raising approximately $1.6 million, net of issuance costs.